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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2007

If amended report check here:      |X|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                May 14, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____22______

Form 13F Information Table Value Total: $___3,392,563__
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON THE PREVIOUSLY AMENDED FORM 13F FILED ON DECEMBER 19, 2007 FOR THE PERIOD ENDING SEPTEMBER 30, 2007. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO HLDG NV      SPONSORED ADR  000937102  48118      914800    SHS   CALL   SOLE        NONE          914800      0       0
ABN AMRO HLDG NV      SPONSORED ADR  000937102  871182     16562400  SHS   PUT    SOLE        NONE          16562400    0       0
ALLIANCE DATA SYSTEMS COM            018581108  286703     3702271   SHS          SOLE        NONE          3702271     0       0
ALLTEL CORP           COM            020039103  390538     5604740   SHS          SOLE        NONE          5604740     0       0
ANDREW CORP           COM            034425108  332        24000     SHS          SOLE        NONE          24000       0       0
ANDREW CORP           COM            034425108  969        70000     SHS   PUT    SOLE        NONE          70000       0       0
ARCHSTONE SMITH TR    COM            039583109  443382     7372512   SHS          SOLE        NONE          7372512     0       0
BEA SYS INC           COM            073325102  2496       180000    SHS   CALL   SOLE        NONE          180000      0       0
BEA SYS INC           COM            073325102  2496       180000    SHS   PUT    SOLE        NONE          180000      0       0
BEA SYS INC           COM            073325102  18687      1347300   SHS          SOLE        NONE          1347300     0       0
CABLEVISION SYS CORP  CL A NY CABLVS 12686C109  35130      1005464   SHS          SOLE        NONE          1005464     0       0
DJO INCORPORATED      COM            23325G104  49100      1000000   SHS          SOLE        NONE          1000000     0       0
HARRAHS ENTMT INC     COM            413619107  72200      830556    SHS          SOLE        NONE          830556      0       0
HEMOSENSE INC         COM            423691104  178        11899     SHS          SOLE        NONE          11899       0       0
HILTON HOTELS CORP    COM            432848109  351892     7569214   SHS          SOLE        NONE          7569214     0       0
INTERNATIONAL GAME TECDBCV 2.600%12/1459902AP7  11708      11764000  PRN          SOLE        NONE          N/A         N/A     N/A
KYPHON INC            COM            501577100  61731      881875    SHS          SOLE        NONE          881875      0       0
LYONDELL CHEMICAL CO  COM            552078107  157580     3399800   SHS          SOLE        NONE          3399800     0       0
SLM CORP              COM            78442P106  101491     2043300   SHS   CALL   SOLE        NONE          2043300     0       0
STATION CASINOS INC   COM            857689103  214049     2446834   SHS          SOLE        NONE          2446834     0       0
TXU CORP              COM            873168108  170793     2494431   SHS          SOLE        NONE          2494431     0       0
UNITED RENTALS INC    COM            911363109  101808     3164700   SHS          SOLE        NONE          3164700     0       0